Note 4 - Change in Significant Accounting Policies - Impact on Initial Date of Transition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right of use assets (cost) – Property, plant and equipment (note 18)	$ 337		$ 263
Lease liabilities – Trade and other payables	$ 349
IFRS 16 [Member]
Statement Line Items [Line Items]
Lease liabilities – Trade and other payables		$ 264
IFRS 16 [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Right of use assets (cost) – Property, plant and equipment (note 18)		410
IFRS 16 [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Right of use assets (cost) – Property, plant and equipment (note 18)		$ (146)